Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35129
Entity Registrant Name	Arcos Dorados Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Dr. Luis Bonavita 1294, Office 501
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300 WTC Free Zone
Title of 12(b) Security	Class A shares, no par value
Trading Symbol	ARCO
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001508478
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	130,478,322
Class B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	80,000,000
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Dr. Luis Bonavita 1294, 5th floor, Office 501, WTC Free Zone
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300
Contact Personnel Name	Juan David Bastidas
City Area Code	598
Local Phone Number	2626-3000
Contact Personnel Fax Number	598 2626-3018